Note 11 - Business Segments and Significant Customers	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

Note 6.    Business Segments

We are currently organized and managed in three reporting segments: the Greens Creek unit, the Lucky Friday unit and the Casa Berardi unit. As further discussed in Note 13, we completed the acquisition of Aurizon on June 1, 2013, giving us 100% ownership of the Casa Berardi mine in Quebec, Canada. As a result, we have added a new reporting segment for the Casa Berardi unit.

General corporate activities not associated with operating units and their various exploration activities, as well as discontinued operations and idle properties, are presented as “other.”  Interest expense, interest income and income taxes are considered general corporate items, and are not allocated to our segments.

The following tables present information about reportable segments for the three and six months ended June 30, 2013 and 2012 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Net sales to unaffiliated customers:
Greens Creek	$70,082	$67,023	$142,731	$157,923
Lucky Friday	$5,128	$(4)	$8,929	$249
Casa Berardi	$10,120	$—	$10,120	$—
	$85,330	$67,019	$161,780	$158,172
Income (loss) from operations:
Greens Creek	$9,802	$23,313	$36,991	$70,695
Lucky Friday	(2,757)	(6,498)	(6,604)	(12,441)
Casa Berardi	(13,356)	—	(13,356)	—
Other	(26,311)	(19,296)	(51,866)	(35,299)
	$(32,622)	$(2,481)	$(34,835)	$22,955

The increase in sales and income (loss) from operations at the Lucky Friday segment for the second quarter and first half of 2013 compared to the same periods in 2012 are due to the increase in production with the reopening of the Silver Shaft. At the end of 2011, MSHA began a special impact inspection at the Lucky Friday mine which resulted in an order to remove loose cementitious material from the Silver Shaft. In response, we submitted a plan to MSHA and received approval to remove the material, and this work commenced in the first quarter of 2012. In addition, the plan included removal of unused utilities, construction of a water ring to prevent ice from forming in the winter, the installation of a metal brattice, repair of shaft steel, and installation of a new power cable, all of which should improve the shaft's functionality and possibly improve the shaft's hoisting capacity. When the Silver Shaft work was completed down to the 4900 foot level, work commenced on a haulage way bypassing an area at the 5900 foot level impacted by a rock burst in December 2011. Work on the Silver Shaft and haulage way was completed in early 2013, and we recommenced limited production at the Lucky Friday mine in February 2013. For the second quarter and first six months of 2013, we have realized income of $2.8 million and $1.3 million, respectively,as a result of business interruption insurance proceeds, net of certain suspension-related costs, which is reported in Lucky Friday suspension-related income (expense) on the Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited).

The following table presents identifiable assets by reportable segment as of June 30, 2013 and December 31, 2012 (in thousands):

	June 30, 2013	December 31, 2012
Identifiable assets:
Greens Creek	$747,813	$741,666
Lucky Friday	217,413	226,196
Casa Berardi	891,194	—
Other	416,035	410,428
	$2,272,455	$1,378,290

Note 11: Business Segments and Significant Customers

We discover, acquire, develop, produce, and market concentrates and doré containing silver, gold, lead and zinc.  Our products consist of both metal concentrates, which we sell to custom smelters, and unrefined bullion bars (doré), which may be sold as doré or further refined before sale to precious metals traders.  We are currently organized and managed by two segments, which represent our operating units: the Greens Creek unit and the Lucky Friday unit.

General corporate activities not associated with operating units and their various exploration activities, as well as discontinued operations and idle properties, are presented as “other.”  Interest expense, interest income and income taxes are considered general corporate items, and are not allocated to our segments.

Sales of metal concentrates and metal products are made principally to custom smelters and metals traders. The percentage of sales contributed by each segment is reflected in the following table:

	Year Ended December 31,
	2012	2011	2010
Greens Creek	100.0%	71.8%	74.8%
Lucky Friday	—%	28.2%	25.2%
	100%	100%	100%

The tables below present information about reportable segments as of and for the years ended December 31, 2012, 2011 and 2010 (in thousands).

	2012	2011	2010
Net sales to unaffiliated customers:
Greens Creek	$320,895	$342,906	$313,318
Lucky Friday	248	134,728	105,495
	$321,143	$477,634	$418,813
Income (loss) from operations:
Greens Creek	$138,245	$181,116	$138,973
Lucky Friday	(25,179)	75,608	48,639
Other	(75,200)	(59,079)	(239,167)
	$37,866	$197,645	$(51,555)
Capital additions (including non-cash additions):
Greens Creek	$62,184	$41,657	$18,280
Lucky Friday	55,998	60,454	54,370
Other	11,760	35,274	2,089
	$129,942	$137,385	$74,739
Depreciation, depletion and amortization:
Greens Creek	$43,522	$41,013	$51,671
Lucky Friday	—	6,053	8,340
	$43,522	$47,066	$60,011
Other significant non-cash items:
Greens Creek	$4,037	$2,326	$17,829
Lucky Friday	92	14	5,053
Other	33,922	31,470	57,651
	$38,051	$33,810	$80,533
Identifiable assets:
Greens Creek	$741,666	$729,289	$740,573
Lucky Friday	226,196	213,285	170,928
Other	410,428	453,516	470,992
	$1,378,290	$1,396,090	$1,382,493

The reductions in sales, income (loss) from operations,and depreciation, depletion, and amortization at the Lucky Friday segment for 2012 compared to 2011 and 2010 are due to the temporary suspension of production at the Lucky Friday mine during 2012. At the end of 2011, MSHA began a special impact inspection at the Lucky Friday mine which resulted in an order to remove built-up cementitious material from the Silver Shaft. In response, we submitted a plan to MSHA and received approval to remove the material, and this work commenced in the first quarter of 2012. In addition, the plan included removal of unused utilities, construction of a water ring to prevent ice from forming in the winter, the installation of a metal brattice, repair of shaft steel, and installation of a new power cable, all of which should improve the shaft's functionality and possibly improve the shaft's hoisting capacity. The Silver Shaft work was completed in early 2013, and limited production at the Lucky Friday has recommenced. We anticipate a ramp-up in mine output during the year, as additional productions areas of the mine come on line, until we return to full production levels in mid-2013. However, the timing of resuming full production levels may vary from our current estimates. The smelter contracts related to treatment of Lucky Friday concentrates have been suspended during the care-and-maintenance period based on force majeure. Once the Silver Shaft work was completed down to the 4900 foot level, we commenced work on a haulage way bypassing an area at the 5900 level impacted by a rock burst in December 2011, and the bypass was completed in early 2013. In addition to work on the Silver Shaft, other significant surface and underground capital programs have been planned, including restart of the #4 Shaft sinking in early 2013 and surface infrastructure and mill upgrades. During 2012, we incurred $25.3 million in non-capitalized expenses, including $6.3 million in depreciation, depletion, and amortization, which is reported in Lucky Friday suspension-related costs on the Consolidated Statements of Operations and Comprehensive Income.

The following is sales information by geographic area based on the location of smelters (for concentrate shipments) and the location of parent companies (for doré sales to metals traders) for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	2012	2011	2010
United States	$25,438	$24,409	$24,708
Canada	34,441	240,569	124,862
Mexico	—	—	16,258
Japan	70,371	60,963	62,740
Korea	120,106	92,919	94,114
China	72,133	51,635	73,257
Belgium	—	—	25,907
Total, excluding gains/losses on forward contracts	$322,489	$470,495	$421,846

Sales of products for 2012 also include a net loss of $1.3 million on financially-settled forward contracts for lead and zinc contained in our concentrate sales.  2011 sales included a net gain of $7.1 million and 2010 sales included a net loss of $3.0 million on the contracts. See Note 10 for more information.

The following are our long-lived assets by geographic area as of December 31, 2012 and 2011 (in thousands):

	2012	2011
United States	$996,405	$923,040
Canada	198	99
Mexico	56	73
	$996,659	$923,212

Sales from continuing operations to significant metals customers as a percentage of total sales were as follows for the years ended December 31, 2012, 2011 and 2010:

	Year Ended December 31,
	2012	2011	2010
Teck Metals Ltd.	10.7%	51.1%	29.6%
Korea Zinc	37.2%	18.4%	20.7%
Trafigura AG	22.4%	12.4%	17.4%
MS Zinc	12.3%	6.9%	7.0%